Discontinued Operations - Reconciliation of the amounts of major classes of income and losses from discontinued operations (Details) - USD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
OTHER INCOME (EXPENSES)
NET INCOME (LOSS) FROM DISCONTINUED OPERATIONS		$ (30,933,269)	$ (43,442,949)
Discontinued operations. | Xiangtai BVI and Silanchi
Discontinued Operations
Total revenues	$ 27,853,679	129,600,996
Total cost of revenues	26,689,473	125,906,145
Gross profit	1,164,206	3,694,851
OPERATING EXPENSES:
Selling	58,625	910,947
General and administrative	611,490	1,215,241
Provision for doubtful accounts	27,380,572	38,110,049
Impairment of goodwill		5,533,507
Impairment of long-lived assets		1,026,023
Total operating expenses	28,050,687	46,795,767
Loss from operations	(26,886,481)	(43,100,916)
OTHER INCOME (EXPENSES)
Interest income	494	1,476
Interest expense	(1,483,947)	(1,654,086)
Other finance expense	(2,677)	(25,333)
Other expense (income), net	(9,545)	333,564
Total other expense, net	(1,495,675)	(1,344,379)
Loss before income taxes	(28,382,156)	(44,445,295)
Income tax expense (benefit)	2,551,113	(1,002,346)
NET INCOME (LOSS) FROM DISCONTINUED OPERATIONS	(30,933,269)	(43,442,949)
Discontinued operations. | Xiangtai BVI and Silanchi | Supermarket and grocery store
Discontinued Operations
Total revenues		1,777,222
Total cost of revenues		1,885,056
Discontinued operations. | Xiangtai BVI and Silanchi | Farmers' market
Discontinued Operations
Total revenues	4,201,877	47,319,273
Total cost of revenues	4,189,686	46,519,672
Discontinued operations. | Xiangtai BVI and Silanchi | Feed raw materials
Discontinued Operations
Total revenues	23,651,802	80,504,501
Total cost of revenues	$ 22,499,787	$ 77,501,417